Share Capital - Common Shares Outstanding (Details) - shares		12 Months Ended
	Feb. 12, 2019	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Balance, beginning of year (in shares)		84,494,000	84,156,000	76,865,000
Stock options and share units exercised (in shares)		262,000	338,000	95,000
Issuance of common shares (in shares)				6,900,000
Balance, end of year (in shares)		84,756,210	84,494,000	84,156,000
Visual Compliance [Member]
Acquisitions (Note 3) (in shares)	300,000			296,000